AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 40.3%
Communications Equipment – 1.0%
Arista Networks, Inc.(a)	32,212	$4,693,611
Motorola Solutions, Inc.	11,280	5,158,231

		9,851,842

IT Services – 0.6%
Shopify, Inc. - Class A(a)	41,942	6,233,000

Semiconductors & Semiconductor Equipment – 25.2%
Applied Materials, Inc.	95,653	19,583,995
ASML Holding NV (REG)	6,380	6,176,414
Astera Labs, Inc.(a)	29,350	5,746,730
Broadcom, Inc.	177,825	58,666,246
NVIDIA Corp.	644,029	120,162,931
QUALCOMM, Inc.	60,774	10,110,363
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	69,380	19,377,140
Texas Instruments, Inc.	95,056	17,464,639

		257,288,458

Software – 13.5%
AppLovin Corp. - Class A(a)	19,387	13,930,335
Cadence Design Systems, Inc.(a)	26,005	9,134,516
Intuit, Inc.	10,050	6,863,245
Manhattan Associates, Inc.(a)	24,081	4,936,123
Microsoft Corp.	168,306	87,174,093
Procore Technologies, Inc.(a)	45,318	3,304,589
ServiceNow, Inc.(a)	9,606	8,840,210
Synopsys, Inc.(a)	8,753	4,318,643

		138,501,754

		411,875,054

Communication Services – 17.6%
Entertainment – 4.7%
Netflix, Inc.(a)	39,852	47,779,360

Interactive Media & Services – 12.9%
Alphabet, Inc. - Class C	267,444	65,135,986
Meta Platforms, Inc. - Class A	83,673	61,447,778
Reddit, Inc. - Class A(a)	24,240	5,574,957

		132,158,721

		179,938,081

Consumer Discretionary – 12.4%
Automobiles – 1.0%
Ferrari NV	20,378	9,887,813

Broadline Retail – 6.0%
Amazon.com, Inc.(a)	277,745	60,984,470

Hotels, Restaurants & Leisure – 1.6%
Cava Group, Inc.(a)	23,962	1,447,544
Chipotle Mexican Grill, Inc.(a)	251,810	9,868,434

Company	Shares	U.S. $ Value

Texas Roadhouse, Inc.	31,790	$5,281,909

		16,597,887

Household Durables – 0.2%
Garmin Ltd.	10,780	2,654,251

Specialty Retail – 3.0%
Home Depot, Inc. (The)	50,824	20,593,377
TJX Cos., Inc. (The)	21,117	3,052,251
Tractor Supply Co.	116,183	6,607,327

		30,252,955

Textiles, Apparel & Luxury Goods – 0.6%
Lululemon Athletica, Inc.(a)	12,705	2,260,601
On Holding AG - Class A(a)	82,820	3,507,427

		5,768,028

		126,145,404

Health Care – 11.2%
Biotechnology – 1.5%
Genmab A/S (Sponsored ADR)(a)	139,807	4,287,881
Vertex Pharmaceuticals, Inc.(a)	29,945	11,727,660

		16,015,541

Health Care Equipment & Supplies – 2.8%
Intuitive Surgical, Inc.(a)	32,373	14,478,177
Stryker Corp.	37,820	13,980,919

		28,459,096

Health Care Providers & Services – 1.7%
McKesson Corp.	14,580	11,263,633
UnitedHealth Group, Inc.	16,770	5,790,681

		17,054,314

Health Care Technology – 1.6%
Veeva Systems, Inc. - Class A(a)	53,905	16,058,839

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc.(a)	6,453	7,921,767
Waters Corp.(a)	15,306	4,588,892

		12,510,659

Pharmaceuticals – 2.4%
Eli Lilly & Co.	32,335	24,671,605

		114,770,054

Financials – 6.3%
Capital Markets – 1.0%
Cboe Global Markets, Inc.	40,679	9,976,525

Financial Services – 4.3%
Toast, Inc. - Class A(a)	78,810	2,877,353
Visa, Inc. - Class A	121,166	41,363,649

		44,241,002

Company	Shares	U.S. $ Value

Insurance – 1.0%
Progressive Corp. (The)	38,570	$9,524,862

		63,742,389

Industrials – 5.3%
Aerospace & Defense – 0.4%
Axon Enterprise, Inc.(a)	6,174	4,430,709

Building Products – 1.1%
Otis Worldwide Corp.	80,001	7,314,491
Trex Co., Inc.(a)	65,824	3,401,126

		10,715,617

Commercial Services & Supplies – 0.7%
Copart, Inc.(a)	169,389	7,617,423

Ground Transportation – 0.6%
Saia, Inc.(a)	20,580	6,160,829

Professional Services – 1.8%
Broadridge Financial Solutions, Inc.	28,070	6,685,432
Verisk Analytics, Inc.	48,027	12,079,271

		18,764,703

Trading Companies & Distributors – 0.7%
United Rentals, Inc.	6,960	6,644,434

		54,333,715

Consumer Staples – 4.7%
Beverages – 2.5%
Celsius Holdings, Inc.(a)	124,126	7,136,004
Monster Beverage Corp.(a)	274,285	18,462,123

		25,598,127

Consumer Staples Distribution & Retail – 2.2%
Costco Wholesale Corp.	24,365	22,552,975

		48,151,102

Materials – 1.2%
Chemicals – 1.2%
Sherwin-Williams Co. (The)	35,301	12,223,324

Total Common Stocks (cost $469,586,366)		1,011,179,123

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (b) (c) (cost $11,601)	11,373	28,717

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(d) (e) (f) (cost $11,290,024)	11,290,024	$11,290,024

Total Investments – 100.1% (cost $480,887,991)(g)		1,022,497,864
Other assets less liabilities – (0.1)%		(917,708)

Net Assets – 100.0%		$1,021,580,156

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $552,915,536 and gross unrealized depreciation of investments was $(11,305,663), resulting in net unrealized appreciation of $541,609,873.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,011,179,123	$—	$—	$1,011,179,123
Rights	—	—	28,717	28,717
Short-Term Investments	11,290,024	—	—	11,290,024

Total Investments in Securities	1,022,469,147	—	28,717	1,022,497,864
Other Financial Instruments(b)	—	—	—	—

Total	$1,022,469,147	$—	$28,717	$1,022,497,864

(a)	See Portfolio of Investments for sector classification.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$22,856	$78,990	$90,556	$11,290	$337
AB Government Money Market Portfolio*	3,265	435	3,700	0	4
Total	$26,121	$79,425	$94,256	$11,290	$341

*	Investments of cash collateral for securities lending transactions.